Stock-Based Compensation and Equity - Summary of Incentive Unit Activity (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Weighted Average Grant Date Fair Value [Abstract]
Weighted Average Exercise Price Per Share, Granted (in dollars per share)	$ 1.93
313 Acquisition LLC | Incentive Units
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number of Shares [Roll Forward]
Outstanding, Beginning Balance (shares)	73,962,836.000	74,527,942
Granted (shares)	12,825,000	3,850,000
Forfeited (shares)	(905,000)	(4,415,106)
Exercised (shares)	0	0
Outstanding, Ending Balance (shares)	85,882,836.000	73,962,836.000	74,527,942
Unvested shares expected to vest (shares)	66,186,360
Exercisable (shares)	19,696,476
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Weighted Average Grant Date Fair Value [Abstract]
Weighted Average Exercise Price Per Share, Outstanding, Beginning Balance (in dollars per share)	$ 1.06	$ 1.03
Weighted Average Exercise Price Per Share, Granted (in dollars per share)		2.40
Weighted Average Exercise Price Per Share, Forfeited (in dollars per share)	1.09	1.03
Weighted Average Exercise Price Per Share, Exercised (in dollars per share)	0.00	0.00
Weighted Average Exercise Price Per Share, Outstanding, Ending Balance (in dollars per share)	1.19	$ 1.06	$ 1.03
Weighted Average Exercise Price Per Share, Unvested shares expected to vest (in dollars per share)	1.23
Weighted Average Exercise Price Per Share, Exercisable (in dollars per share)	$ 1.03
Outstanding, Weighted Average Remaining Contractual Life	6 years 9 months 23 days	7 years 3 months 22 days	8 years 2 months 9 days
Unvested shares expected to vest, Weighted Average Remaining Contractual Life	6 years 11 months 28 days
Exercisable at End of Period, Weighted Average Remaining Contractual Life	6 years 2 months 16 days
Outstanding, Aggregate Intrinsic Value	$ 0	$ 104,562,869	$ 20,145,882
Unvested shares expected to vest, Aggregate Intrinsic Value	0
Exercisable, Aggregate Intrinsic Value	$ 0